Document and Entity Information	Nov. 22, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	SUMMIT HEALTHCARE ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40466
Entity Tax Identification Number	98-1574360
Entity Address, Address Line One	Unit 1101
Entity Address, Address Line Two	11th Floor
Entity Address, Address Line Three	1 Lyndhurst Tower, 1 Lyndhurst Terrace
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Country Region	852
City Area Code	9162
Local Phone Number	5199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001839185
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SMIH
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SMIHW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	SMIHU
Security Exchange Name	NASDAQ